Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
(7)	Derivative Instruments and Hedging Activities

The Company uses foreign currency forward contracts to manage its exposure to foreign currency risks arising from sales denominated in foreign currency and uses interest rate related derivative instruments to manage its exposure related to changes in interest rates on its variable-rate debt instruments. The Company does not speculate using derivative instruments.

Foreign Currency

The Company’s principal operating subsidiaries, Hainan Yingli New Energy Resources Co., Ltd. (“Hainan Yingli”) and Yingli Energy (China) Co., Ltd. (“Yingli China”) are located in the PRC with the Renminbi being their functional currency, respectively. However, the majority of these two entity’s sales are in currencies other than Renminbi, primarily the EURO and US$. Any depreciation of the EURO or US$ against the Renminbi will generally result in foreign exchange losses and adversely affect the Company’s results of operations. With an aim to reduce its risk exposure, the Company, on a selected basis, enters into forward contracts with financial institutions to forward sell EURO or US$ when it entered into certain sales contracts denominated in EURO or US$ through its PRC operating subsidiaries. Some of these foreign currency forward contracts are qualified as foreign currency cash flow hedges at inception, and thus the change in the fair value of these hedge contracts were initially recognized in accumulated other comprehensive income and reclassified into the consolidated statements of comprehensive loss in the period that the sale of the related hedged item is recognized or when hedge accounting is discontinued if the foreign currency forward contracts are no longer effective in offsetting cash flows attributable to the hedged risk. During the year ended December 31, 2013, the Company entered into foreign currency forward contracts with a notional amount of EURO 100,690 and US$ 7,000 against its EURO and US$ denominated sales, respectively. During the year ended December 31, 2014, the Company entered into foreign currency forward contracts with a notional amount of EURO 31,760, US$ 27,000 and JPY 2,499,200 against its EURO ,US$ and JPY denominated sales, respectively. During the year ended December 31, 2015, the Company entered into foreign currency forward contracts with a notional amount of EURO 80,000, US$ 30,000 and JPY 7,100,000 against its EURO ,US$ and JPY denominated sales, respectively. As of December 31, 2014 and 2015, the Company had outstanding foreign currency forward contracts with notional amounts of EURO 3,780 and EURO nil, respectively.

Interest

The Company’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its business operation and expansion, the Company’s PRC operating subsidiaries will obtain short-term and long-term bank borrowings. Some of the bank borrowings carry variable interest rates. Interest expenses on these banking borrowings may increase as a result of change in market interest rates. With an aim to reduce its interest rate exposure, the Company entered into one long-term interest rate swap contract, with notional amount of US$70,000, in 2009. As of December 31, 2014 and 2015, the Company didn’t have outstanding interest rate swap contracts.

Balance Sheet Classification

The following summarizes the fair values and location in the consolidated balance sheet of all derivatives held by the Company as of December 31, 2014 and 2015:

		Fair Value
		2014	2015
	Balance Sheet Classification	RMB	RMB	US$
Assets:
Foreign currency contract	Prepaid expenses and other current assets	4,195	—	—
Total derivatives designated as hedges		4,195	—	—

Cash Flow Hedge Loss or Gain Recognition

The following summarizes the loss (gain), recognized in the consolidated statement of comprehensive loss, related to derivatives designated and qualifying as cash flow hedges for the years ended December 31, 2013, 2014 and 2015:

			Location of Gain	Amount of Gain
	Amount of Gain		Reclassified from	Reclassified from
	Recognized in Other		Other	Other Comprehensive
	Comprehensive		Comprehensive	Income into
Derivatives in Cash Flow	Income		Income into	Loss
Hedging Relationships	RMB	US$	Loss	RMB	US$
2013
Foreign currency contracts	(7,641)		Foreign currency exchange losses	(8,711)
2014
Foreign currency contracts	(24,117)		Foreign currency exchange losses	(24,390)
2015
Foreign currency contracts	—	—	Foreign currency exchange losses	(749)	(116)

Other Derivatives Gains (Losses) Recognition

The following summarizes the losses and the location in the consolidated statements of comprehensive loss of derivatives not designated as hedging instruments for the years ended December 31, 2013, 2014 and 2015:

		Amount of Loss Recognized in Income on
	Location of Loss	Derivative
	Recognized in Income	2013	2014	2015
	on Derivative	RMB	RMB	RMB	US$
Derivatives Not Designated as Hedging Instruments
Interest rate swap	Interest expense	(103)	(81)	—	—
Total		(103)	(81)	—	—